SCHEDULE OF PROVED DEVELOPMENT AND UNDEVELOPED RESERVES (Details) - bbl		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Beginning of the period		3,298,961		3,144,659
Revisions of previous estimates		(127,774)	[1]	207,569	[2]
Improved recovery		7,997	[3]	7,980	[4]
Improved recovery		(7,997)	[3]	(7,980)	[4]
Purchase of minerals in place
Extensions and discoveries
Production		(38,973)	[5]	(45,287)	[6]
Sale of minerals in place
End of the period		3,140,211		3,298,961
Proved developed reserves, Beginning of the period		163,779		335,191
Proved developed reserves, Revisions of previous estimates		89,806	[7]	(118,145)	[8]
Proved developed reserves improved recovery		7,997	[9]	(7,980)	[10]
Proved developed reserves, Purchase of minerals in place
Proved developed reserves, Extensions and discoveries					[9]
Proved developed reserves, Production		(38,973)	[11]	(45,287)	[12]
Proved developed reserves, Sale of minerals in place
Proved developed reserves, End of the period		222,609		163,779
Proved undeveloped reserves, Beginning of the period		3,135,182		2,809,468
Proved undeveloped reserves, Revisions of previous estimates		(217,580)	[13]	325,714	[14]
Proved undeveloped reserves, Improved recovery
Proved undeveloped reserves, Purchase of minerals in place
Proved undeveloped reserves, Extensions and discoveries	[15]
Proved undeveloped reserves, Production	[16]
Proved undeveloped reserves, Sale of minerals in place
Proved undeveloped reserves, End of the period		2,917,602		3,135,182
Proved developed reserves, Improved recovery		(7,997)	[9]	7,980	[10]
Net PDP and PUD Reserve [Member]
Beginning of the period		2,529,183		2,332,183
Revisions of previous estimates		60,493	[17]	237,838	[18]
Improved recovery		6,531	[19]	6,118	[20]
Improved recovery		(6,531)	[19]	(6,118)	[20]
Purchase of minerals in place
Extensions and discoveries
Production		(31,826)	[21]	(34,720)	[22]
Sale of minerals in place
End of the period		2,564,380		2,529,183
Net PDP Reserve [Member]
Proved developed reserves, Beginning of the period		125,563		248,589
Proved developed reserves, Revisions of previous estimates		81,521	[23]	(82,188)	[24]
Proved developed reserves improved recovery	[19]	(6,531)		6,118
Proved developed reserves, Purchase of minerals in place
Proved developed reserves, Extensions and discoveries	[25]
Proved developed reserves, Production		(31,826)	[26]	(34,720)	[27]
Proved developed reserves, Sale of minerals in place	[26]
Proved developed reserves, End of the period		181,789		125,563
Proved developed reserves, Improved recovery	[19]	6,531		(6,118)
Net PUD Reserve [Member]
Proved undeveloped reserves, Beginning of the period		2,403,620		2,083,594
Proved undeveloped reserves, Revisions of previous estimates		(21,028)	[28]	320,026	[29]
Proved undeveloped reserves, Improved recovery
Proved undeveloped reserves, Purchase of minerals in place
Proved undeveloped reserves, Extensions and discoveries	[30]
Proved undeveloped reserves, Production			[31]		[32]
Proved undeveloped reserves, Sale of minerals in place
Proved undeveloped reserves, End of the period		2,382,592		2,403,620

[1]	The revision of previous estimates in the amount of (127,774) bbls refers to the sum of 1) revision of previous PDP reserves estimates of 89,806 bbls (note g) and 2) revision of previous PUD reserves estimate of (217,580) bbls (note j);
[2]	The revision of previous estimates in the amount of 207,569 bbls refers to the sum of 1) revision of previous PDP reserves estimates of (118,145) bbls (Note 7) and 2) revision of previous PUD reserves estimate of 325,714 bbls (note 10);
[3]	The improved recovery amount of 7,997 bbls refers to the sum of 1) improved recovery of previous PDP reserves estimates of 7,997 bbls (note h) and 2) improved recovery of PUD reserves estimate of 0 bbls;
[4]	The improved recovery amount of (7,980) bbls refers to the sum of 1) improved recovery of PDP reserves estimates of (7,980) bbls (note 8) and 2) improved recovery of PDP reserves estimate of 0 bbls;
[5]	The production in the amount of 38,973 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 38,973 bbls (note i) and 2) PUD reserves production in the amount of 0 bbls (note l) in the Kruh Block;
[6]	The production in the amount of 45,287 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 45,287 bbls (note 9) and 2) PUD reserves production in the amount of bbls in the Kruh Block;
[7]	The revisions of previous estimate in the amount of 89,806 bbls refers to the total gross amount of PDP reserves variation of 222,609 bbls in 2025 compared to previous estimates of 132,803 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;
[8]	The revisions of previous estimate in the amount of (118,145) bbls refers to the total gross amount of PDP reserves variation of 163,779 bbls in 2024 compared to previous estimates of 281,925 bbls (prediction in previous year’s model) for Kruh Block in 2023 from the same period from 2025 to 2035 as a result of rescheduling of drilling program and reserves revision;
[9]	The improved recovery amount of 7,997 bbls refers to the amount variation of crude oil production of 38,973 bbls (note i) in 2025 compared to previous estimates of 30,976 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;
[10]	The improved recovery amount of (7,980) bbls refers to the amount variation of crude oil production of 45,287 bbls (note 9) in 2024 compared to previous estimates of 53,267 bbls (prediction in previous year’s model) for Kruh Block in 2023 as a result of rescheduling of drilling program and reserves revision;
[11]	The PDP production in the amount of 38,973 bbls refers to the gross amount of PDP reserves produced in 2025;
[12]	The PDP production in the amount of 45,287 bbls refers to the gross amount of PDP reserves produced in 2024;
[13]	The revisions of previous estimates in the amount of (217,580) bbls refers to the total gross amount of PUD reserves variation between the 2,917,602 bbls in 2025 and 3,135,182 bbls in 2024 during the same period to 2035
[14]	The revisions of previous estimates in the amount of 325,714 bbls refers to the total gross amount of PUD reserves variation from the 2,809,468 bbls in 2023 to 3,135,182 bbls in 2024 during the same period to 2035 because of the additional 4 wells that plan to drill
[15]	No new drilling in 2025 resulted in zero extensions and discoveries.
[16]	The PUD production in the amount of bbls refers to no PUD reserves converted to production in 2025;
[17]	The revisions of previous estimates of 60,493 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 81,521 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of (21,028) bbls (note p);
[18]	The revisions of previous estimates of 237,838 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of (82,188) bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of 320,026 bbls (note 13);
[19]	The Improved recovery in the amount of 6,531 bbls refers to the net share 81.66% of crude oil production variation of 7,997 bbls (note b) as a result of rescheduling of drilling program;
[20]	The Improved recovery in the amount of (6,118) bbls refers to the net share 76.67% of crude oil production change of (7,980) bbls (note 2) as a result of rescheduling of drilling program;
[21]	The net PDP and PUD production of
[22]	The net PDP and PUD production of 34,720 bbls refers to the sum of the net PDP production in the amount of 34,720 bbls (note 12) and net PUD production in the amount of 0 bbls (note 14);
[23]	The revision of previous estimates of net PDP reserves in the amount of 81,521 bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PDP reserves in the amount of 163,779 bbls and 2) net share 81.66% of revision of previous estimates of total PDP reserves estimates in the amount of 89,806 bbls (note g);
[24]	The revision of previous estimates of net PDP reserves in the amount of (82,188) bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PDP reserves in the amount of 335,191 bbls and 2) net share 76.67% of revision of previous estimates of total PDP reserves estimates in the amount of (118,145) bbls (note g);
[25]	No new drilling in 2025 resulted in zero extensions and discoveries.
[26]	The net PDP production in the amount of
[27]	The net PDP production in the amount of 34,720 bbls refers to the net share 76.67% of gross amount of 45,287 bbls (note 9) PDP reserves produced in 2024;
[28]	The revision of previous estimates of net PUD reserves in the amount of (21,028) bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PUD reserves in the amount of 3,135,182 bbls, and 2) net share 81.66% of revision of previous estimates of total PUD reserves estimates in the amount of (217,580) bbls (note j);
[29]	The revision of previous estimates of net PUD reserves in the amount of 320,026 bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PUD reserves in the amount of 2,809,468 bbls, and 2) net share 76.67% of revision of previous estimates of total PUD reserves estimates in the amount of 325,714 bbls ( note 10);
[30]	No new drilling in 2025 resulted in zero extensions and discoveries.
[31]	The net PUD production in the amount of 0 bbls reflects the net PUD reserves converted to production in 2025;
[32]	The net PUD production in the amount of 0 bbls reflects the net PUD reserves converted to production in 2024;